CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 370,617	¥ 1,439,733
Time deposits	26,526	32,524
Accounts receivable-trade, net	312,302	148,540
Accounts receivable-other, net	542,988	411,278
Inventories	18,703	7,956
Prepaid expenses and other current assets	111,166	47,193
Total current assets	1,382,302	2,087,224
Property and equipment, net	424,996	235,930
Goodwill	600,329	150,720
Other intangible assets, net	391,038	97,615
Investments	53,020	500
Long-term accounts receivable-other, net	101,898	116,942
Right-of-use asset - operating lease, net	1,824,095	1,578,828
Lease and guarantee deposits	868,159	710,636
Deferred tax assets, net		655,591
Other assets	107,224	79,480
Total assets	5,753,061	5,713,466
Current liabilities:
Accounts payable	230,899	67,016
Accrued expenses	865,865	889,112
Current portion of borrowings	162,252	242,281
Accrued income taxes	40,721	43,198
Current portion of contract liability	104,182	172,063
Advances received	618,514	461,665
Current portion of lease liability	755,219	658,320
Mandatorily redeemable noncontrolling interests	148,000
Other current liabilities	270,821	118,933
Total current liabilities	3,196,473	2,652,588
Borrowings - net of current portion	746,588	668,380
Deposit received	328,962	375,463
Contract liability - net of current portion	239,067	333,978
Lease liability - net of current portion	1,128,737	992,892
Asset retirement obligation	296,401	191,192
Other liabilities	25,176	7,716
Total liabilities	5,961,404	5,222,209
COMMITMENTS AND CONTINGENCIES (NOTE 18)
SHAREHOLDERS' (DEFICIT) EQUITY:
Treasury stock, at cost- 92,500 common shares at December 31, 2021 and 2020	(3,000)	(3,000)
Additional paid-in capital	1,265,456	1,018,146
Accumulated deficit	(2,694,033)	(1,703,302)
Total shareholders' (deficit) equity	(208,343)	491,257
Total liabilities and shareholders' (deficit) equity	5,753,061	5,713,466
Common stock
SHAREHOLDERS' (DEFICIT) EQUITY:
Common stock	1,223,134	1,179,313
Class A Common
SHAREHOLDERS' (DEFICIT) EQUITY:
Common stock	¥ 100	¥ 100